EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2019
Per share data:
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2019	2018	2017
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,852,450)	(1,798,021)	(1,795,615)
Average unallocated ESOP shares	(172,659)	(180,722)	(136,231)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,780,527	1,826,893	1,873,790
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	54	367	—

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,780,581	1,827,260	1,873,790